SHARE CAPITAL (Details)					1 Months Ended			0 Months Ended			1 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Ordinary Shares [Member] USD ($)	Dec. 31, 2011 Ordinary Shares [Member] USD ($)	Jul. 31, 2006 Private Placement to Individuals including Certain Executives and Directors [Member] CNY	Jul. 31, 2006 Private Placement to Individuals including Certain Executives and Directors [Member] Ordinary Shares [Member] USD ($)	Jul. 31, 2006 Private Placement to Individuals including Certain Executives and Directors [Member] Ordinary Shares [Member] CNY	Oct. 31, 2006 IPO [Member] CNY	Oct. 31, 2006 IPO [Member] ADS [Member] USD ($)	Oct. 31, 2006 IPO [Member] Ordinary Shares [Member] USD ($)	May 31, 2007 Secondary Offering [Member] CNY	May 31, 2007 Secondary Offering [Member] ADS [Member] USD ($)	May 31, 2007 Secondary Offering [Member] Ordinary Shares [Member] USD ($)	Oct. 22, 2007 Issuance to Selling Shareholders of Top Star Hotel Chain [Member] CNY	Oct. 22, 2007 Issuance to Selling Shareholders of Top Star Hotel Chain [Member] ADS [Member] USD ($)	Oct. 22, 2007 Issuance to Selling Shareholders of Top Star Hotel Chain [Member] Ordinary Shares [Member] USD ($)	May 21, 2009 Private Placement to Ctrip.com International, Ltd. [Member] CNY	May 21, 2009 Private Placement to Ctrip.com International, Ltd. [Member] ADS [Member] USD ($)	May 21, 2009 Private Placement to Ctrip.com International, Ltd. [Member] Ordinary Shares [Member] USD ($)	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] CNY	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] ADS [Member] USD ($)	Sep. 30, 2011 Issuance to Selling Shareholders of Motel 168 [Member] Ordinary Shares [Member] USD ($)
Class of Stock [Line Items]
Shares authorized, value			$ 1,000,000	$ 1,000,000
Shares authorized, number of shares	200,000,000	200,000,000	200,000,000	200,000,000						200,000,000
Shares newly issued, number of shares						2,834,037	2,834,037		5,874,327	11,748,474		1,478,155	2,956,310			655,831			7,514,503			8,149,616
Shares newly issued, value							62,918,000									28,252,000			50,000,000			105,008,000
Shares newly issued, price per share						$ 2.77			$ 13.8			$ 34.27	$ 17.135		$ 43.078	$ 21.539		$ 13.3076	$ 6.6538		$ 25.77	$ 12.885
Share-based compensation expense					9,564,000
Number of ordinary shares represented by one ADS										2
Total proceeds, net of issuance costs paid and payable from offering								581,252,000			370,379,000			106,022,000			341,078,000			667,314,000
Conversion of preferred stock										22,924,886
Authorized shares, par value	$ 0.005	$ 0.005								$ 0.005